UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

Insert Schedule of Investments file here: Ivy Emerging Markets Local Currency Debt Fund.

SCHEDULE OF INVESTMENTS Ivy Emerging Markets Local Currency Debt Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

OTHER GOVERNMENT SECURITIES(A)		Principal	Value

Brazil – 3.8%
Brazil Letras do Tesouro Nacional:
0.000%, 4-1-15(B)(C)	BRL	705	$258
0.000%, 1-1-18(B)(C)		200	52
Brazil Notas do Tesouro Nacional:
10.000%, 1-1-17(C)		1,000	339
10.000%, 1-1-23(C)		870	274
10.000%, 1-1-25(C)		2,000	621

			1,544

Chile – 6.0%
Republic of Chile
5.500%, 8-5-20(C)	CLP	1,420,000	2,459

Columbia – 5.8%
Colombian TES:
8.000%, 10-28-15(C)	COP	1,500,000	646
11.250%, 10-24-18(C)		850,000	421
10.000%, 7-24-24(C)		1,092,000	548
6.000%, 4-28-28(C)		2,115,000	772

			2,387

Hungary – 4.4%
Hungary Government Bond:
5.500%, 2-12-16(C)	HUF	110,000	439
7.000%, 6-24-22(C)		98,000	460
6.000%, 11-24-23(C)		106,240	481
5.500%, 6-24-25(C)		97,510	430

			1,810

Indonesia – 5.6%
Indonesia Government Bond:
5.250%, 5-15-18(C)	IDR	1,200,000	90
6.125%, 5-15-28(C)		5,500,000	368
9.000%, 3-15-29(C)		14,050,000	1,215
8.250%, 6-15-32(C)		1,200,000	97
8.375%, 3-15-34(C)		6,200,000	505

			2,275

Malaysia – 5.4%
Malaysia Government Bond:
3.197%, 10-15-15(C)	MYR	1,000	285
3.172%, 7-15-16(C)		2,220	631
3.394%, 3-15-17(C)		400	114
3.889%, 7-31-20(C)		220	63
3.418%, 8-15-22(C)		690	188
4.392%, 4-15-26(C)		180	52
4.498%, 4-15-30(C)		943	272
4.232%, 6-30-31(C)		250	69
4.127%, 4-15-32(C)		22	6
4.935%, 9-30-43(C)		1,823	532

			2,212

Mexico – 4.4%
Mexican Bonos:
8.000%, 12-17-15(C)	MXN	6,830	484
7.500%, 6-3-27(C)		1,300	98
7.750%, 5-29-31(C)		2,650	204
8.500%, 11-18-38(C)		4,620	387
7.750%, 11-13-42(C)		8,077	630

			1,803

Nigeria – 4.2%
Nigeria Government Bond:
15.100%, 4-27-17(C)	NGN	140,000	762
7.000%, 10-23-19(C)		160,000	631
14.200%, 3-14-24(C)		60,000	313

			1,706

Peru – 4.7%
Republic of Peru:
7.840%, 8-12-20(C)	PEN	890	342
8.200%, 8-12-26(C)		1,025	412
6.950%, 8-12-31(C)		700	249
6.900%, 8-12-37(C)		2,630	917

			1,920

Philippines – 5.0%
Republic of Philippines:
3.900%, 11-26-22(C)	PHP	37,000	809
6.250%, 1-14-36(C)		50,000	1,256

			2,065

Poland – 4.5%
Poland Government Bond:
5.000%, 4-25-16(C)	PLN	2,400	706
5.750%, 9-23-22(C)		1,000	350
4.000%, 10-25-23(C)		1,430	455
5.750%, 4-25-29(C)		863	331

			1,842

Romania – 4.6%
Romania Government Bond:
5.800%, 10-26-15(C)	RON	2,050	571
5.900%, 7-26-17(C)		350	103
5.750%, 4-29-20(C)		460	141
5.950%, 6-11-21(C)		100	31
5.850%, 4-26-23(C)		2,930	917
4.750%, 2-24-25(C)		335	99

			1,862

Russia – 3.2%
Russia Government Bond:
6.900%, 8-3-16(C)	RUB	13,500	197
7.000%, 1-25-23(C)		8,600	95
8.150%, 2-3-27(C)		9,500	111
7.050%, 1-19-28(C)		85,711	885

			1,288

South Africa – 6.5%
Republic of South Africa:
13.500%, 9-15-15(C)	ZAR	3,133	283
13.500%, 9–15–16(C)		5,633	539
8.250%, 9–15–17(C)		5,100	455
7.000%, 2–28–31(C)		1,000	75
6.250%, 3–31–36(C)		800	54
6.500%, 2–28–41(C)		1,100	74
8.750%, 2–28–48(C)		13,820	1,198

			2,678

Thailand – 4.6%
Thailand Government Bond:
3.650%, 12–17–21(C)	THB	7,474	242
3.580%, 12–17–27(C)		1,000	32
4.875%, 6–22–29(C)		33,756	1,216
4.260%, 12–12–37(C)		8,700	286
4.675%, 6–29–44(C)		3,418	120

			1,896

Turkey – 6.1%
Turkey Government Bond:
10.000%, 6–17–15(C)	TRY	1,930	832
10.400%, 3–27–19(C)		890	416
10.500%, 1–15–20(C)		150	71
8.800%, 9–27–23(C)		2,640	1,196

			2,515

TOTAL OTHER GOVERNMENT SECURITIES – 78.8%			$32,262
(Cost: $35,592)

SHORT-TERM SECURITIES
Commercial Paper(D) – 18.4%
BorgWarner, Inc.
0.330%, 1–9–15		$1,000	1,000
Campbell Soup Co.
0.380%, 1–26–15		1,000	1,000
Danaher Corp.
0.120%, 1–12–15		1,000	1,000
Exxon Mobil Corp.
0.010%, 1–2–15		1,348	1,348
Mondelez International, Inc.
0.350%, 1–2–15		1,000	1,000
Siemens Capital Co. LLC (GTD by Siemens AG)
0.150%, 1–15–15		1,100	1,100
Unilever Capital Corp. (GTD by Unilever N.V.)
0.120%, 1–6–15		1,100	1,100

			7,548

Master Note – 2.0%
Toyota Motor Credit Corp.
0.126%, 1–7–15(E)	829	829

TOTAL SHORT-TERM SECURITIES – 20.4%		$8,377
(Cost: $8,377)

TOTAL INVESTMENT SECURITIES – 99.2%		$40,639
(Cost: $43,969)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		319

NET ASSETS – 100.0%		$40,958

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)	Zero coupon bond.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, COP - Columbian Peso, HUF - Hungarian Forint, IDR - Indonesian Rupiah, MXN - Mexican Peso, MYR - Malaysian Ringgit, NGN - Nigeria naira, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, THB - Thai Baht, TRY - Turkish New Lira and ZAR - South African Rand).

(D)	Rate shown is the yield to maturity at December 31, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
U.S. Dollar	266	Thai Baht	8,826	1-5-15	Barclays Capital, Inc.	$2		$—
U.S. Dollar	1,007	Mexican Peso	14,000	1-7-15	Barclays Capital, Inc.	—		58
U.S. Dollar	1,231	South African Rand	13,900	1-7-15	Barclays Capital, Inc.	—		30
Peruvian New Sol	1,440	U.S. Dollar	488	1-9-15	Barclays Capital, Inc.	5		—
U.S. Dollar	805	Chilean Peso	497,000	1-9-15	Barclays Capital, Inc.	13		—
U.S. Dollar	251	Peruvian New Sol	740	1-9-15	Barclays Capital, Inc.	—		3
Thai Baht	3,600	U.S. Dollar	108	1-13-15	Barclays Capital, Inc.	—		1
U.S. Dollar	128	Thai Baht	4,200	1-13-15	Barclays Capital, Inc.	—		—	*
Philippine Peso	4,600	U.S. Dollar	103	1-16-15	Barclays Capital, Inc.	—		—	*
U.S. Dollar	103	Philippine Peso	4,600	1-16-15	Barclays Capital, Inc.	—		—	*
U.S. Dollar	40	Philippine Peso	1,800	1-20-15	Barclays Capital, Inc.	—	*	—
Peruvian New Sol	1,060	U.S. Dollar	359	1-21-15	Barclays Capital, Inc.	5		—
U.S. Dollar	800	Peruvian New Sol	2,365	1-21-15	Barclays Capital, Inc.	—		9
Euro	200	U.S. Dollar	245	1-23-15	Barclays Capital, Inc.	3		—
Euro	308	Hungarian Forint	46,500	1-30-15	Barclays Capital, Inc.	—		7
Hungarian Forint	51,315	U.S. Dollar	208	1-30-15	Barclays Capital, Inc.	12		—
Russian Ruble	9,100	U.S. Dollar	159	1-30-15	Barclays Capital, Inc.	5		—
U.S. Dollar	103	Hungarian Forint	25,374	1-30-15	Barclays Capital, Inc.	—		6
U.S. Dollar	1,238	Russian Ruble	62,200	1-30-15	Barclays Capital, Inc.	—		191
U.S. Dollar	873	Brazilian Real	2,266	2-3-15	Barclays Capital, Inc.	—		27
Colombian Peso	1,030,000	U.S. Dollar	491	2-4-15	Barclays Capital, Inc.	58		—
Singapore Dollar	1,430	U.S. Dollar	1,113	2-4-15	Barclays Capital, Inc.	34		—
U.S. Dollar	418	Colombian Peso	910,000	2-4-15	Barclays Capital, Inc.	—		35
U.S. Dollar	276	Singapore Dollar	360	2-4-15	Barclays Capital, Inc.	—		4
Turkish New Lira	202	U.S. Dollar	88	2-5-15	Barclays Capital, Inc.	2		—
U.S. Dollar	786	Turkish New Lira	1,830	2-5-15	Barclays Capital, Inc.	—		8
Japanese Yen	60,000	U.S. Dollar	509	2-12-15	Barclays Capital, Inc.	8		—
U.S. Dollar	508	Japanese Yen	60,000	2-12-15	Barclays Capital, Inc.	—		7
U.S. Dollar	855	Polish Zloty	2,889	2-17-15	Barclays Capital, Inc.	—		41
Colombian Peso	320,000	U.S. Dollar	139	2-19-15	Barclays Capital, Inc.	4		—
U.S. Dollar	679	Romanian Leu	2,422	2-24-15	Barclays Capital, Inc.	—		25
		Chinese Yuan
U.S. Dollar	858	Renminbi	5,300	2-26-15	Barclays Capital, Inc.	—	*	—
Hong Kong Dollar	11,700	U.S. Dollar	1,509	3-3-15	Barclays Capital, Inc.	—		—	*
U.S. Dollar	64	Hong Kong Dollar	500	3-3-15	Barclays Capital, Inc.	—		—	*
Chinese Yuan
Renminbi	7,700	U.S. Dollar	1,258	1-6-15	Citibank N.A.	17		—
		Chinese Yuan
U.S. Dollar	1,259	Renminbi	7,700	1-6-15	Citibank N.A.	—		18
Mexican Peso	7,600	U.S. Dollar	556	1-7-15	Citibank N.A.	41		—
South African Rand	18,589	U.S. Dollar	1,659	1-7-15	Citibank N.A.	53		—
U.S. Dollar	497	Mexican Peso	6,968	1-7-15	Citibank N.A.	—		24
U.S. Dollar	125	Malaysian Ringgit	430	1-8-15	Citibank N.A.	—		2
U.S. Dollar	42	Thai Baht	1,400	1-13-15	Citibank N.A.	—		—	*
New Taiwan Dollar	30,100	U.S. Dollar	989	1-14-15	Citibank N.A.	36		—
U.S. Dollar	501	New Taiwan Dollar	15,300	1-14-15	Citibank N.A.	—		17
Philippine Peso	9,200	U.S. Dollar	204	1-16-15	Citibank N.A.	—		1
U.S. Dollar	230	Philippine Peso	10,300	1-16-15	Citibank N.A.	—		—	*
Euro	50	Hungarian Forint	15,500	1-30-15	Citibank N.A.	—		2
U.S. Dollar	445	Euro	349	1-30-15	Citibank N.A.	—		22

U.S. Dollar	59	South Korean Won	65,000	2-2-15	Citibank N.A.	—	*	—
U.S. Dollar	102	Turkish New Lira	237	2-5-15	Citibank N.A.	—		2
Malaysian Ringgit	210	U.S. Dollar	60	2-12-15	Citibank N.A.	—	*	—
U.S. Dollar	54	Malaysian Ringgit	190	2-12-15	Citibank N.A.	—	*	—
U.S. Dollar	71	Polish Zloty	250	2-17-15	Citibank N.A.	—		1
Romanian Leu	250	U.S. Dollar	69	2-24-15	Citibank N.A.	2		—
U.S. Dollar	33	Romanian Leu	119	2-24-15	Citibank N.A.	—		1
Chinese Yuan
Renminbi	7,700	U.S. Dollar	1,245	2-26-15	Citibank N.A.	—		2
Thai Baht	8,826	U.S. Dollar	268	1-5-15	Credit Suisse International	—		1
U.S. Dollar	245	Indian Rupee	15,250	1-7-15	Credit Suisse International	—		3
Malaysian Ringgit	1,260	U.S. Dollar	360	1-8-15	Credit Suisse International	—	*	—
U.S. Dollar	247	Malaysian Ringgit	830	1-8-15	Credit Suisse International	—		10
Chilean Peso	664,654	U.S. Dollar	1,074	1-9-15	Credit Suisse International	—		21
U.S. Dollar	124	Chilean Peso	77,000	1-9-15	Credit Suisse International	2		—
Euro	400	U.S. Dollar	492	1-12-15	Credit Suisse International	8		—
Thai Baht	1,700	U.S. Dollar	52	1-13-15	Credit Suisse International	—		—	*
U.S. Dollar	94	Thai Baht	3,100	1-13-15	Credit Suisse International	—	*	—
U.S. Dollar	491	New Taiwan Dollar	15,000	1-14-15	Credit Suisse International	—		17
Euro	1,016	Swiss Franc	1,220	1-16-15	Credit Suisse International	—		2
Swiss Franc	1,086	U.S. Dollar	1,112	1-16-15	Credit Suisse International	19		—
Peruvian New Sol	150	U.S. Dollar	50	1-21-15	Credit Suisse International	—		—	*
U.S. Dollar	267	Thai Baht	8,826	1-23-15	Credit Suisse International	1		—
Colombian Peso	250,000	U.S. Dollar	121	2-4-15	Credit Suisse International	16		—
Singapore Dollar	170	U.S. Dollar	130	2-4-15	Credit Suisse International	2		—
U.S. Dollar	234	Colombian Peso	510,000	2-4-15	Credit Suisse International	—		20
U.S. Dollar	216	Singapore Dollar	280	2-4-15	Credit Suisse International	—		5
U.S. Dollar	108	Malaysian Ringgit	380	2-12-15	Credit Suisse International	—	*	—
Chilean Peso	42,000	U.S. Dollar	68	2-19-15	Credit Suisse International	—		1
U.S. Dollar	195	Chilean Peso	121,000	2-19-15	Credit Suisse International	4		—
U.S. Dollar	134	Colombian Peso	320,000	2-19-15	Credit Suisse International	—	*	—
		Chinese Yuan
U.S. Dollar	754	Renminbi	4,650	2-26-15	Credit Suisse International	—		1
Hong Kong Dollar	400	U.S. Dollar	51	3-3-15	Credit Suisse International	—		—	*
Malaysian Ringgit	470	U.S. Dollar	135	3-10-15	Credit Suisse International	1		—
U.S. Dollar	424	Malaysian Ringgit	1,490	3-10-15	Credit Suisse International	—		1
Chinese Yuan
Renminbi	2,200	U.S. Dollar	359	1-5-15	Deutsche Bank AG	5		—
		Chinese Yuan
U.S. Dollar	360	Renminbi	2,200	1-5-15	Deutsche Bank AG	—		5
Mexican Peso	2,105	U.S. Dollar	152	1-7-15	Deutsche Bank AG	10		—
U.S. Dollar	157	Indonesian Rupiah	2,011,767	1-9-15	Deutsche Bank AG	5		—
Euro	200	U.S. Dollar	250	1-12-15	Deutsche Bank AG	8		—
New Taiwan Dollar	15,100	U.S. Dollar	498	1-14-15	Deutsche Bank AG	20		—
U.S. Dollar	491	New Taiwan Dollar	15,000	1-14-15	Deutsche Bank AG	—		17
		Chinese Yuan
U.S. Dollar	497	Renminbi	3,100	1-15-15	Deutsche Bank AG	2		—
U.S. Dollar	50	Indonesian Rupiah	650,000	1-16-15	Deutsche Bank AG	2		—
U.S. Dollar	361	Philippine Peso	16,200	1-16-15	Deutsche Bank AG	1		—
Peruvian New Sol	130	U.S. Dollar	44	1-21-15	Deutsche Bank AG	—	*	—
Turkish New Lira	2,241	U.S. Dollar	986	2-5-15	Deutsche Bank AG	34		—
U.S. Dollar	632	Malaysian Ringgit	2,217	2-12-15	Deutsche Bank AG	—		1
Malaysian Ringgit	147	U.S. Dollar	44	6-17-15	Deutsche Bank AG	3		—
U.S. Dollar	295	Peruvian New Sol	870	1-9-15	Goldman Sachs International	—		4
U.S. Dollar	497	Euro	400	1-12-15	Goldman Sachs International	—		13
U.S. Dollar	1,109	Euro	900	1-16-15	Goldman Sachs International	—		20
Peruvian New Sol	600	U.S. Dollar	204	1-21-15	Goldman Sachs International	4		—
U.S. Dollar	381	Peruvian New Sol	1,138	1-21-15	Goldman Sachs International	—		1
Euro	204	Hungarian Forint	62,500	1-30-15	Goldman Sachs International	—		8
Russian Ruble	4,100	U.S. Dollar	74	1-30-15	Goldman Sachs International	5		—
U.S. Dollar	97	Hungarian Forint	25,000	1-30-15	Goldman Sachs International	—		1
U.S. Dollar	244	Russian Ruble	14,100	1-30-15	Goldman Sachs International	—		7
Polish Zloty	770	U.S. Dollar	222	2-17-15	Goldman Sachs International	5		—
U.S. Dollar	33	Colombian Peso	78,255	2-19-15	Goldman Sachs International	—	*	—
Swiss Franc	724	U.S. Dollar	745	3-11-15	Goldman Sachs International	16		—
U.S. Dollar	1,014	Euro	820	3-11-15	Goldman Sachs International	—		21
Malaysian Ringgit	1,523	U.S. Dollar	458	6-17-15	Goldman Sachs International	29		—
						$502		$724

The following interest rate swap agreements were outstanding at December 31, 2014:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	Receive	3-Month Hong Kong Interbank Offered Rate	2.280%	10/28/2024	$341	$(2)	$(3)
Citibank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.680%	11/11/2016	224	(3)	(3)
Citibank N.A.	Receive	9-Month Taiwanese Dollar Commercial Paper Rate	1.460%	9/29/2019	506	(4)	(4)
Deutsche Bank AG	Receive	3-Month Kuala Lumpur Interbank Offered Rate	4.230%	12/8/2024	385	— *	— *
Deutsche Bank AG	Pay	6-Month Association of Banks in Singapore Swap Offer Rate	2.000%	10/17/2021	769	(5)	(3)
JPMorgan Chase Bank N.A.	Receive	3-Month Hong Kong Interbank Offered Rate	1.925%	10/16/2021	773	2	(1)
JPMorgan Chase Bank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.750%	11/6/2016	225	(2)	(2)
JPMorgan Chase Bank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.880%	12/11/2017	36	— *	— *
JPMorgan Chase Bank N.A.	Pay	3-Month South Korea Certificate of Deposit Rate	2.140%	11/14/2017	974	1	1
JPMorgan Chase Bank N.A.	Receive	7-Day China Fixing Repo Rates	3.565%	6/25/2016	441	— *	— *
JPMorgan Chase Bank N.A.	Receive	9-Month Taiwanese Dollar Commercial Paper Rate	1.330%	10/28/2019	490	(2)	(2)
Nomura Securities International, Inc.	Receive	6-Month Bloomberg Thailand Fixing Rate	1.965%	10/3/2015	673	1	1
						$(14)	$(16)

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Other Government Securities	$—	$32,262	$—
Short-Term Securities	—	8,377	—
Total	$—	$40,639	$—
Forward Foreign Currency Contracts	$—	$502	$—
Interest Rate Swaps	$—	$2	$—
Liabilities
Forward Foreign Currency Contracts	$—	$724	$—
Interest Rate Swaps	$—	$18	$—

The following acronym is used throughout this schedule: GTD = Guaranteed
For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$43,969

Gross unrealized appreciation	140
Gross unrealized depreciation	(3,470)

Net unrealized depreciation	$(3,330)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds (Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 27, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2015